Note 14 - Investments in Financial Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Digital assets	$ 2,781,164	$ 2,584,793
Digital assets exchange-traded funds and private funds [member]
Statement Line Items [Line Items]
Digital assets	379,400	86,100
Investment in financial assets [member]
Statement Line Items [Line Items]
Digital assets	1,037,915	132,649
Equity instruments held	24,700	100
Gains on disposals of investments	23,200	0
Losses on disposals of investments	$ 20,600	$ 0